Shareholders' Equity - Activities Under Shares Repurchase Program (Detail) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Number of common shares repurchased	10,476,074
Weighted-average price per share	199.42
Amount of repurchase	2,089